Document and Entity Information $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) shares
Personal Loans [Member] [Default Label]
Entity Registrant Name	HIGHLANDS BANKSHARES INC /VA/
Entity Central Index Key	0001008579
Document Period End Date	Dec. 31, 2016
Document Type	10-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	0
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY